Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes from Continuing Operations

The following table summarizes the significant components of the provision for income taxes from continuing operations:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Federal:
Current	$—	$—
Deferred	(4,214,775)	(3,318,558)
State:
Current	30,781	—
Deferred	(690,243)	(561,962)
Change in valuation allowance	4,876,687	3,880,520
Total income tax provision	$2,450	$—

Schedule of Income Tax Provision Computed at Federal Statutory Corporate Tax Rate

The income tax provision differs from that computed at the federal statutory corporate tax rate as follows:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Expected provision at Federal statutory tax rate	21.00%	21.00%
State tax expense, net of Federal benefit	3.17%	—
Change in valuation allowance	(23.35)%	(20.98)%
Permanent difference	(0.73)%	(0.02)%
Other	(0.24)%	—

Total	-0.15%	0.00%

Schedule of Deferred Tax Assets and Liabilities

The following table summarizes the significant components of the Company’s deferred taxes:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022

Deferred tax assets (liabilities):
Net operating loss	$12,089,733	$7,851,883
Share based compensation	471,754	347,507
Disallowed interest	1,572,921	398,118
Allowance for doubtful accounts	23,206	25,627
Lease accounting	304,670	413,142
Unrealized Loss	14,017	14,164
Depreciation	(938,364)	(389,191)
Total deferred tax assets (liabilities)	$13,537,937	$8,661,250

Less valuation allowance	(13,537,937)	(8,661,250)

Net deferred tax assets (liabilities)	$—	$—